Federated Hermes Municipal Bond Fund, Inc.
Portfolio of Investments
June 30, 2025 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—100.4%
		Alabama—1.3%
$3,000,000	[1]	Black Belt Energy Gas District, AL, Gas Project Revenue Bonds (Series 2022B-2) FRNs, (Goldman Sachs Group, Inc. GTD), 2.570% (SIFMA 7-day +0.650%), Mandatory Tender 10/1/2027	$ 2,939,081
		Arizona—2.3%
1,000,000		Arizona State IDA (Equitable School Revolving Fund), National Charter School Revolving Loan Fund Revenue Bonds (Series 2019A), 5.000%, 11/1/2044	991,016
2,000,000		Chandler, AZ IDA (Intel Corp.), Industrial Development Revenue Bonds (Series 2022-2), 5.000%, Mandatory Tender 9/1/2027	2,035,553
2,000,000		Salt River Project, AZ Agricultural Improvement & Power District, Electric System Revenue Bonds (Series 2023A), 5.000%, 1/1/2050	2,036,369
		TOTAL	5,062,938
		California—5.8%
1,500,000		Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2023F-1), 5.000%, 4/1/2054	1,539,706
1,500,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2001A) FRNs, 3.170% (SIFMA 7-day +1.250%), Mandatory Tender 4/1/2027	1,489,220
335,000	[2]	California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2056	282,217
935,000		California State, Various Purpose UT GO Bonds, 5.000%, 9/1/2052	961,377
1,000,000		Los Angeles, CA Department of Airports, Subordinate Refunding Revenue Bonds (Series 2021D), 5.000%, 5/15/2046	1,000,234
2,000,000		Los Angeles, CA Unified School District, UT GO Bonds (Series QRR 2022), 5.250%, 7/1/2047	2,099,990
1,600,000		San Diego County, CA Regional Airport Authority, Senoir Airport Revenue Bonds (Series 2025B), 5.250%, 7/1/2050	1,634,680
1,085,000		San Diego County, CA Regional Airport Authority, Subordinate Airport Revenue Refunding Bonds (Series 2020B), 5.000%, 7/1/2037	1,108,764
1,500,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Refunding Bonds (Series 2023A), 5.000%, 5/1/2038	1,557,830
1,000,000		University of California (The Regents of), General Revenue Bonds (Series 2025CC), 5.000%, 5/15/2053	1,026,911
		TOTAL	12,700,929
		Colorado—3.5%
2,000,000		Cherry Creek, CO School District No. 5, UT GO Bonds (Series 2024), 5.250%, 12/15/2044	2,139,420
2,295,000		Colorado St COPs. COPs Series A, Rural Colorado Certificates of Participation (Series 2022), 6.000%, 12/15/2041	2,567,451
1,000,000		Colorado State Health Facilities Authority (Intermountain Healthcare Obligated Group), Revenue Bonds (Series 2022A), 4.000%, 5/15/2052	863,229
1,000,000		Denver, CO City & County Department of Aviation, Airport System Senior Revenue Bonds (Series 2022A), (Original Issue Yield: 4.390%), 4.125%, 11/15/2047	884,102
1,250,000		Denver, CO City & County School District #1, UT GO Bonds (Series 2025A), 5.500%, 12/1/2049	1,338,398
		TOTAL	7,792,600
		Connecticut—1.2%
1,000,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purpose (Series 2018B), 5.000%, 10/1/2036	1,038,928
1,000,000		Connecticut State, UT GO Bonds (Series 2025A), 5.000%, 3/15/2043	1,050,853
600,000		Connecticut State, UT GO Refunding Bonds (Series 2022D), 5.000%, 9/15/2031	671,067
		TOTAL	2,760,848
		District of Columbia—3.7%
1,200,000		District of Columbia (District of Columbia International School), Revenue Bonds (Series 2019), 5.000%, 7/1/2049	1,145,632
2,085,000		District of Columbia (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.000%, 6/1/2046	1,984,997
15,000		District of Columbia (Georgetown University), University Refunding Revenue Bonds (Series 2017), (United States Treasury PRF 4/1/2027@100), 5.000%, 4/1/2036	15,588
500,000		District of Columbia Income Tax Revenue, Income Tax Secured Revenue and Refunding Bonds (Series 2025A), 5.250%, 6/1/2050	522,682
1,545,000		District of Columbia Income Tax Revenue, Income Tax Secured Revenue Bonds (Series 2019A), 5.000%, 3/1/2044	1,563,935
2,000,000		Washington Metropolitan Area Transit Authority, Dedicated Revenue Bonds (Series 2024A), (Original Issue Yield: 4.530%), 4.375%, 7/15/2059	1,802,478

Principal Amount			Value
		MUNICIPAL BONDS—continued
		District of Columbia—continued
$1,000,000		Washington Metropolitan Area Transit Authority, Dedicated Revenue Bonds (Series 2024A), 5.000%, 7/15/2054	$ 1,008,726
		TOTAL	8,044,038
		Florida—5.4%
1,000,000		Central Florida Expressway Authority, Senior Lien Revenue Bonds (Series 2024B), (Assured Guaranty Inc. INS), 5.000%, 7/1/2035	1,113,660
1,000,000	[2]	Florida Development Finance Corp. (Glenridge on Palmer Ranch), Senior Living Revenue and Refunding Bonds (Series 2021), 5.000%, 6/1/2051	876,064
760,000		Lakes of Sarasota CDD 2, Capital Improvement Revenue Bonds (Series 2025A), 5.700%, 5/1/2055	722,410
1,000,000		Miami-Dade County, FL (Miami-Dade County, FL Water & Sewer), Water & Sewer System Revenue Bonds (Series 2024), 5.250%, 10/1/2054	1,028,211
1,000,000		Miami-Dade County, FL Aviation Department, Aviation Revenue Bonds (Series 2025A), 5.250%, 10/1/2050	1,015,172
1,425,000		Miami-Dade County, FL Aviation Department, Aviation Revenue Refunding Bonds (Series 2024A), 5.000%, 10/1/2035	1,519,601
1,210,000		Miami-Dade County, FL IDA (Doral Academy), Industrial Development Revenue Bonds (Series 2017), 5.000%, 1/15/2037	1,214,261
750,000		Miami-Dade County, FL Seaport Department, Seaport Revenue Refunding Bonds (Series 2022A), 5.250%, 10/1/2052	740,125
1,000,000		Orange County, FL, Health Facilities Authority (Orlando Health Obligated Group), Hospital Revenue Bonds (Series 2025A), 5.250%, 10/1/2056	1,015,926
500,000		Orlando, FL Utilities Commission, Utility System Revenue Bonds (Series 2025A), 5.000%, 10/1/2045	517,931
2,000,000		Tampa Bay, FL Water Utility System, Revenue Bonds (Series 2024A), 5.250%, 10/1/2054	2,080,207
		TOTAL	11,843,568
		Georgia—1.4%
1,500,000		Atlanta, GA Department of Aviation, Airport General Revenue Bonds (Series 2022B), 5.000%, 7/1/2047	1,499,848
500,000		Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Revenue Bonds (Series 2025A), 5.250%, 7/1/2050	528,309
1,000,000		Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project M Bonds (Series 2021A), 5.000%, 1/1/2056	986,041
		TOTAL	3,014,198
		Hawaii—0.6%
750,000		Hawaii State Airports System, Airports System Revenue Bonds (Series 2025A), 5.250%, 7/1/2051	765,312
500,000		Hawaii State Department of Budget & Finance (Queen’s Health Systems), Special Purpose Revenue Bonds (Series 2025A), 5.000%, 7/1/2043	519,497
		TOTAL	1,284,809
		Illinois—5.7%
570,000		Chicago, IL Board of Education, Dedicated Capital Improvement Tax Bonds (Series 2023), 5.750%, 4/1/2048	589,478
1,000,000		Chicago, IL Board of Education, UT GO Bonds (Series 2021A), 5.000%, 12/1/2041	965,938
1,810,000		Chicago, IL Metropolitan Water Reclamation District, UT GO Capital Improvement Bonds (Series 2024B), 5.000%, 12/1/2040	1,940,720
2,000,000		Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Bonds (Series 2022A), 5.250%, 1/1/2053	1,998,084
1,000,000		Chicago, IL Transit Authority, Sales Tax Receipt Revenue Refunding Bonds (Series 2024A), 5.000%, 12/1/2049	1,000,106
1,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2023B), (Assured Guaranty Inc. INS), 5.000%, 11/1/2035	1,075,514
2,000,000		Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2021A), 5.000%, 1/1/2046	2,021,647
890,000		Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2028	921,773
1,000,000		Illinois State, UT GO Bonds (Series 2023B), 5.250%, 5/1/2039	1,047,988
1,000,000		Illinois State, UT GO Bonds (Series 2023C), 5.000%, 12/1/2042	1,014,083
		TOTAL	12,575,331
		Indiana—3.1%
1,500,000		Indiana Finance Authority (Indiana University Health Obligated Group), Revenue Bonds (Series 2025C), 5.000%, 10/1/2043	1,543,397
1,250,000		Indiana State Finance Authority (Marquette Project), Revenue Bonds (Series 2025A), 5.375%, 3/1/2055	1,217,609
3,000,000		Indianapolis, IN Local Public Improvement Bond Bank (Indiana Convention Center Hotel), Subordinate Revenue Bonds (Series 2023F-1), (Original Issue Yield: 5.400%), (Build America Mutual Assurance INS), 5.250%, 3/1/2067	3,054,679
1,000,000		Indianapolis, IN Local Public Improvement Bond Bank (Indianapolis, IN Airport Authority), Revenue Bonds (Series 2025B-1), 5.250%, 1/1/2055	1,031,686
		TOTAL	6,847,371
		Iowa—1.0%
500,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Refunding Bonds (Series 2022), (United States Treasury PRF 12/1/2032@100), 5.000%, 12/1/2050	566,518

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Iowa—continued
$1,500,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Refunding Bonds (Series 2022), (United States Treasury PRF 12/1/2032@100), 5.000%, Mandatory Tender 12/1/2042	$ 1,699,553
		TOTAL	2,266,071
		Kansas—0.5%
1,000,000		Kansas State Department of Transportation, Highway Revenue and Refunding Bonds (Series 2025A), 5.000%, 9/1/2040	1,086,674
		Kentucky—1.4%
1,000,000		Kentucky Bond Development Corp. (Baptist Healthcare System), Revenue Bonds (Series 2025A), 5.000%, Mandatory Tender 8/15/2035	1,087,031
2,085,000	[1]	Kentucky Public Energy Authority, Gas Supply Revenue Bonds (Series 2022A-2) FRNs, (Morgan Stanley GTD), 4.141% (SOFR x 0.67 +1.200%), Mandatory Tender 8/1/2030	2,077,496
		TOTAL	3,164,527
		Louisiana—3.1%
1,500,000		Louisiana Public Facilities Authority (Tulane University, LA), University Revenue and Refunding Bonds (Series 2023A), 5.000%, 10/15/2052	1,503,396
3,000,000		Louisiana Stadium and Exposition District, Senior Revenue Bonds (Series 2023A), 5.000%, 7/1/2048	3,009,163
1,745,000		New Orleans, LA Aviation Board, General Airport Revenue Refunding Bonds (Series 2024B), 5.250%, 1/1/2045	1,785,660
500,000		Port of New Orleans, LA Board of Commissioners, Port Facility Revenue Bonds (Series 2025B), (Assured Guaranty Inc. INS), 5.500%, 4/1/2051	516,406
		TOTAL	6,814,625
		Massachusetts—4.3%
2,500,000		Boston, MA, UT GO Bonds (Series 2025A), 5.000%, 2/1/2040	2,715,258
2,000,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, Subordinate Sales Tax Bonds (Series 2021A-1), 4.000%, 7/1/2051	1,772,415
1,000,000		Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group), Revenue Bonds (Series 2025N-1), 5.250%, 7/1/2050	1,009,761
3,000,000		Massachusetts State Transportation Fund Revenue, Rail Enhancement Program (Series 2022B), 5.000%, 6/1/2052	3,046,568
1,000,000		Watertown, MA, UT GO Bonds (Series 2024), 4.000%, 6/15/2054	878,478
		TOTAL	9,422,480
		Michigan—5.0%
1,000,000		Ann Arbor, MI Public School District, UT GO School Building and Site and Refunding Bonds (Series 2025), 5.000%, 5/1/2039	1,079,159
1,000,000		Detroit, MI, UT GO Bonds (Series 2020), 5.500%, 4/1/2045	1,016,709
1,500,000		Great Lakes, MI Water Authority (Great Lakes, MI Water Authority Water Supply System Revenue), Water Supply System Revenue Refunding Bonds (Series 2024A), 5.000%, 7/1/2034	1,694,838
1,580,000		Michigan State Building Authority, Revenue and Revenue Refunding Bonds Facilities Program (Series 2025-I), 5.000%, 4/15/2039	1,719,184
1,500,000		Michigan State Finance Authority (Great Lakes, MI Water Authority Sewage Disposal System), Revenue Refunding Senior Lien Bonds (Series 2024A), 5.000%, 7/1/2033	1,690,590
570,000		Michigan State Finance Authority (Provident Group - HFH Energy LLC), Act 38 Facilities Senior Revenue Bonds (Series 2024), 5.500%, 2/28/2049	591,421
1,000,000		Michigan State Trunk Line, State Trunk Line Fund Bonds (Series 2023), 5.500%, 11/15/2049	1,057,814
2,000,000		Wayne County, MI Airport Authority, Airport Revenue Refunding Bonds (Series 2018D), 5.000%, 12/1/2031	2,073,916
		TOTAL	10,923,631
		Minnesota—2.5%
500,000		Minneapolis-St. Paul, MN Metropolitan Airports Commission, Subordinate Airport Revenue Bonds (Series 2024B), 5.250%, 1/1/2049	507,982
4,450,000		Minnesota State, UT GO Bonds (Series 2024A), 5.000%, 8/1/2036	5,001,375
		TOTAL	5,509,357
		Nebraska—1.0%
2,000,000		Omaha, NE Public Power District, Electric System Revenue Bonds (Series 2024A), 5.500%, 2/1/2049	2,109,572
		Nevada—0.8%
1,625,000		Nevada State, LT GO Bonds (Series 2023A), 5.000%, 5/1/2042	1,701,894
		New Hampshire—1.5%
100,000		National Finance Authority, NH (Reworld Holding Corp.), Resource Recovery Revenue Refunding Bonds (Series 2020B), 3.750%, Mandatory Tender 7/2/2040	80,218

Principal Amount		Value
	MUNICIPAL BONDS—continued
	New Hampshire—continued
$1,500,000	National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2051	$ 1,109,066
1,000,000	National Finance Authority, NH (Winston-Salem Sustainable Energy Partners LLC), Revenue Bonds (Sereis 2025A), 5.000%, 12/1/2035	1,080,942
1,000,000	New Hampshire Health and Education Facilities Authority (Dartmouth Health Obligated Group), Revenue Bonds (Series 2025), 5.250%, 8/1/2055	1,016,384
	TOTAL	3,286,610
	New Jersey—1.2%
665,000	New Jersey EDA (Port Newark Container Terminal LLC), Special Facilities Revenue and Refunding Bonds (Series 2017), 5.000%, 10/1/2047	639,173
2,205,000	Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Subordinate Refunding Bonds (Series 2018B), 5.000%, 6/1/2046	2,124,304
	TOTAL	2,763,477
	New Mexico—1.0%
2,175,000	New Mexico State Hospital Equipment Loan Council (Presbyterian Healthcare Services), Hospital System Revenue Bonds (Series 2017A), 5.000%, 8/1/2046	2,128,988
	New York—6.8%
1,000,000	New York City, NY Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds (Series 2022CC-1), 5.000%, 6/15/2052	1,011,358
2,000,000	New York City, NY Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds (Series 2023AA-1), 5.250%, 6/15/2052	2,059,220
1,000,000	New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2023A-1), (Original Issue Yield: 4.360%), 4.000%, 8/1/2048	884,677
2,000,000	New York City, NY, UT GO Bonds (Series 2023A-1), 5.000%, 9/1/2037	2,142,785
1,500,000	New York State Dormitory Authority (New York State Personal Income Tax Revenue Bond Fund), Revenue Refunding Bonds (Series 2022A), 4.000%, 3/15/2049	1,315,887
1,000,000	New York Transportation Development Corporation (Delta Air Lines, Inc.), LaGuardia Airport Terminals Special Facilities Revenue Bonds (Series 2023), 6.000%, 4/1/2035	1,087,754
1,500,000	New York Transportation Development Corporation (JFK International Airport New Terminal One Project), Special Facilities Revenue Bonds (Series 2024), 5.500%, 6/30/2060	1,499,793
750,000	Suffolk County, NY Off-Track Betting Corp., Revenue Bonds (Series 2024), (Original Issue Yield: 5.865%), 5.750%, 12/1/2044	766,689
1,000,000	Suffolk County, NY Off-Track Betting Corp., Revenue Bonds (Series 2024), (Original Issue Yield: 6.100%), 6.000%, 12/1/2053	1,021,169
500,000	Triborough Bridge & Tunnel Authority, NY (Triborough Bridge & Tunnel Authority Payroll Mobility Tax), MTA Bridges and Tunnels Payroll Mobility Tax Senior Lien Refunding Bonds (Series 2023A), 4.000%, 11/15/2033	526,145
1,000,000	Triborough Bridge & Tunnel Authority, NY (Triborough Bridge & Tunnel Authority Real Estate Transfer Tax), TBTA Lockbox Fund Revenue Bonds (Series 2025A), 5.250%, 12/1/2054	1,031,981
1,500,000	Utility Debt Securitization Authority, NY, Restructuring Bonds (Series 2022TE-1), 5.000%, 12/15/2038	1,638,766
	TOTAL	14,986,224
	North Carolina—3.2%
2,000,000	Charlotte, NC (Charlotte, NC Water & Sewer System), Water and Sewer System Revenue Bonds (Series 2022A), 5.000%, 7/1/2045	2,074,018
2,270,000	Charlotte, NC Aviation Department, Airport Revenue Bonds (Series 2023B), 5.000%, 7/1/2032	2,461,949
1,000,000	North Carolina Medical Care Commission (Duke University Health Systems), Health Care Facilities Revenue Bonds (Series 2025A), 5.000%, 6/1/2040	1,059,756
1,500,000	North Carolina State Turnpike Authority, Triangle Expressway System Senior Lien Turnpike Revenue Refunding Bonds (Series 2024), (Assured Guaranty Inc. INS), 5.000%, 1/1/2058	1,501,995
	TOTAL	7,097,718
	Ohio—2.0%
650,000	Allen County, OH (Bon Secours Mercy Health), Hospital Facilities Revenue Bonds (Series 2025A), 5.000%, 11/1/2039	685,479
1,500,000	Columbus, OH Regional Airport Authority, Airport Revenue Bonds (Series 2025A), 5.500%, 1/1/2055	1,548,135
1,500,000	Ohio Air Quality Development Authority (Pratt Paper (OH), LLC), Exempt Facilities Revenue Bonds (Series 2017), 4.500%, 1/15/2048	1,353,312
750,000	Port of Greater Cincinnati, OH Development Authority (Duke Energy Convention Center), First Subordinate Development Revenue and Refunding Bonds (Series 2024B), 5.000%, 12/1/2053	734,652
	TOTAL	4,321,578

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Oklahoma—0.8%
$1,500,000	Oklahoma Development Finance Authority (OU Medicine), Hospital Revenue Bonds (Series 2018B), 5.500%, 8/15/2057	$ 1,468,143
250,000	Trustees of the Tulsa Municipal Airport Trust (American Airlines, Inc.), Revenue Bonds (Series 2025), 6.250%, 12/1/2040	271,292
	TOTAL	1,739,435
	Oregon—1.4%
1,500,000	Port of Portland, OR International Airport, Airport Revenue Bonds (Series Thirty A), 5.250%, 7/1/2054	1,527,005
1,500,000	Portland, OR Sewer System, Second Lien Revenue Refunding Bonds (Series 2025A), 5.000%, 10/1/2054	1,528,984
	TOTAL	3,055,989
	Pennsylvania—8.0%
2,000,000	Commonwealth of Pennsylvania, UT GO Bonds (First Series 2022), 5.000%, 10/1/2042	2,083,075
1,000,000	Moon Area, PA School District, GO Bonds (Series 2024B), (Original Issue Yield: 4.100%), (Pennsylvania School District Intercept Program GTD), 4.000%, 11/15/2049	866,156
2,000,000	Northampton County, PA General Purpose Authority (St. Luke’s University Health Network), Hospital Revenue Bonds (Series 2018A), (Original Issue Yield: 4.090%), 4.000%, 8/15/2048	1,683,579
1,000,000	Pennsylvania Economic Development Financing Authority (The Penndot Major Bridges Package One Project), Revenue Bonds (Series 2022), (Original Issue Yield: 5.080%), 6.000%, 6/30/2061	1,047,229
1,250,000	Pennsylvania Economic Development Financing Authority (The Penndot Major Bridges Package One Project), Revenue Bonds (Series 2022), 5.750%, 12/31/2062	1,296,913
2,000,000	Pennsylvania State Economic Development Financing Authority (UPMC Health System), Revenue Bonds (Series 2023A-2), 4.000%, 5/15/2048	1,712,227
2,000,000	Pennsylvania State Higher Education Facilities Authority (Thomas Jefferson University Obligated Group), Revenue Bonds (Series 2024B-1), (Assured Guaranty Inc. INS), 5.000%, 11/1/2051	1,991,159
2,000,000	Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania Health System), 4.000%, 8/15/2042	1,849,580
1,250,000	Philadelphia, PA Gas Works Co., Gas Works Revenue Bonds (Seventeenth Series A), (Assured Guaranty Inc. INS), 5.250%, 8/1/2054	1,276,265
1,595,000	Philadelphia, PA School District, LT GO Bonds (Series 2023B), (Pennsylvania School District Intercept Program GTD), 5.000%, 9/1/2033	1,756,985
2,000,000	Philadelphia, PA, GO Bonds (Series 2019B), 5.000%, 2/1/2039	2,076,648
	TOTAL	17,639,816
	Puerto Rico—2.5%
1,000,000	Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 4.000%, 7/1/2037	952,753
2,000,000	Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 4.000%, 7/1/2046	1,708,831
1,500,000	Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A), (Original Issue Yield: 5.154%), 5.000%, 7/1/2058	1,410,192
1,500,000	Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A-1), 4.750%, 7/1/2053	1,379,051
	TOTAL	5,450,827
	Tennessee—2.1%
1,000,000	Metropolitan Government Nashville & Davidson County, TN (Vanderbilt University), Educational Facilities Revenue Refunding and Improvement Bonds (Series 2024), 5.000%, 10/1/2054	1,019,279
2,000,000	Metropolitan Government Nashville & Davidson County, TN, UT GO Improvement Bonds (Series 2022A), 5.000%, 1/1/2034	2,215,756
1,335,000	Metropolitan Government of Nashville & Davidson County, TN Health & Educational Facilities Board (Vanderbilt University Medical Center), Revenue Bonds (Series 2016A), 5.000%, 7/1/2046	1,309,206
	TOTAL	4,544,241
	Texas—10.5%
1,000,000	Dallas, TX, UT GO Refunding and Improvement Bonds (Series 2024C), 5.000%, 2/15/2032	1,110,779
1,800,000	Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2022B), 4.000%, 11/1/2045	1,644,584
1,000,000	Harris County, TX Hospital Distict, LT GO Bonds (Series 2025), 5.250%, 2/15/2050	1,029,584
3,000,000	Hutto, TX Independent School District, UT GO School Building Bonds (Series 2023), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 8/1/2048	3,048,289
1,000,000	Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2025), 5.000%, 5/15/2045	1,021,333
575,000	Lower Colorado River Authority, TX, Refunding Revenue Bonds (Series 2025A), 5.000%, 5/15/2040	607,065
1,200,000	New Hope Cultural Education Facilities Finance Corporation (Westminster Manor), Revenue Bonds (Series 2025), 5.000%, 11/1/2055	1,113,979
500,000	North Texas Tollway Authority (North Texas Tollway System), First Tier Revenue Refunding Bonds (Series 2022), 5.250%, 1/1/2038	538,047

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$2,500,000		San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (New Series 2024E), 5.250%, 2/1/2049	$ 2,611,290
2,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Christus Health System), Revenue Bonds (Series 2024A), 5.000%, 7/1/2032	2,161,195
2,030,000		Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2006A), (Bank of America Corp. GTD), 5.250%, 12/15/2026	2,077,326
1,000,000		Texas Private Activity Bonds Surface Transportation Corporation (NTE Mobility Partners Segments 3, LLC), Senior Lien Revenue Refunding Bonds (Series 2023), 5.375%, 6/30/2039	1,037,800
1,000,000		Texas Private Activity Bonds Surface Transportation Corporation (NTE Mobility Partners, LLC), Senior Lien Revenue Bonds (Series 2023), 5.500%, 12/31/2058	1,025,190
1,000,000		Texas State Transportation Commission (Central Texas Turnpike System), Second Tier Revenue Refunding Bonds (Series 2024-C), 5.000%, 8/15/2034	1,114,960
1,000,000		Texas State University System, Revenue Financing System Revenue and Refunding Bonds (Series 2024), 5.250%, 3/15/2054	1,027,463
2,000,000		Texas Water Development Board (Texas State Water Implementation Revenue Fund), Revenue Bonds (Series 2024A), 4.375%, 10/15/2059	1,844,951
		TOTAL	23,013,835
		Utah—0.9%
1,000,000		Downtown Revitalization Public Infrastructure District, UT, SEG Redevelopment Project First Lien Sales Tax Revenue Bonds (Series 2025A), (Assured Guaranty Inc. INS), 5.500%, 6/1/2050	1,053,897
1,000,000		Salt Lake City, UT Department of Airports, Airport Revenue Bonds (Series 2023A), 5.250%, 7/1/2048	1,008,823
		TOTAL	2,062,720
		Virginia—0.9%
2,000,000		Loudoun County, VA, UT GO Public Improvement Bonds (Series 2022A), 4.000%, 12/1/2036	2,041,432
		Washington—2.4%
1,200,000		Seattle, WA (Seattle, WA Municipal Light & Power), Refunding Revenue Bonds (Series 2025), 5.250%, 2/1/2055	1,250,355
2,070,000	[2]	Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2020A), 5.000%, 1/1/2041	1,963,007
2,000,000		Washington State, UT GO Bonds (Series 2025A), 5.000%, 8/1/2049	2,048,771
		TOTAL	5,262,133
		West Virginia—0.2%
500,000		West Virginia State Hospital Finance Authority (Vandalia Health), Hospital Refunding and Improvement Revenue Bonds (Series 2023B), 6.000%, 9/1/2053	531,716
		Wisconsin—1.4%
1,000,000		Public Finance Authority, WI Revenue (Kahala Senior Living Community, Inc.), Kahala Nui Revenue Bonds (Series 2025), 5.250%, 11/15/2055	1,002,338
1,000,000		Public Finance Authority, WI Revenue (Puerto Rico Toll Roads Monetization Project), Senior Lien Revenue Bonds (Series 2024), 5.750%, 7/1/2049	1,020,115
1,000,000		Wisconsin Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Revenue Bonds (Series 2025), 5.250%, 8/15/2050	1,030,943
		TOTAL	3,053,396
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $227,277,497)	220,844,677
	[1]	SHORT-TERM MUNICIPALS—0.5%
		Alabama—0.3%
700,000		West Jefferson, AL IDB Solid Waste Disposal (Alabama Power Co.), (Series 2008) Daily VRDNs, 4.050%, 7/1/2025	700,000
		Kentucky—0.1%
200,000		Louisville & Jefferson County, KY Regional Airport Authority (UPS Worldwide Forwarding, Inc.), (1999 Series A) Daily VRDNs, (United Parcel Service, Inc. GTD), 3.700%, 7/1/2025	200,000
		Pennsylvania—0.1%
100,000		Delaware County, PA IDA (United Parcel Service, Inc.), (Series 2015) Daily VRDNs, (United Parcel Service, Inc. GTD), 4.050%, 7/1/2025	100,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $1,000,000)	1,000,000
		TOTAL INVESTMENT IN SECURITIES—100.9% (IDENTIFIED COST $228,277,497)	221,844,677
		OTHER ASSETS AND LIABILITIES - NET—(0.9%)[3]	(1,894,114)
		NET ASSETS—100%	$219,950,563

Securities that are subject to the federal alternative minimum tax (AMT) represent 16.7% of the Fund’s portfolio as calculated based upon total market value.
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2025, these restricted securities amounted to $3,121,288, which represented 1.4% of net assets.

Additional information on restricted securities held at June 30, 2025, is as follows:
Security	Acquisition Date	Cost	Value
California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2056	05/27/2021	$346,846	$282,217
Florida Development Finance Corp. (Glenridge on Palmer Ranch), Senior Living Revenue and Refunding Bonds (Series 2021), 5.000%, 6/1/2051	05/13/2021	$1,070,780	$876,064
Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2020A), 5.000%, 1/1/2041	01/14/2021	$2,138,523	$1,963,007

3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of June 30, 2025, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
CDD	—Community Development District
COPs	—Certificates of Participation
EDA	—Economic Development Authority
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
LT	—Limited Tax
PRF	—Pre-refunded
SEG	—Smith Entertainment Group
SIFMA	—Securities Industry and Financial Markets Association
SOFR	—Secured Overnight Financing Rate
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes